Financial Management (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Debt Instruments Held	$ 13,977
Description of effect of changes in foreign exchange rates	A change in exchange rates between the U.S. dollar and each of the foreign currencies listed above by 1.00% would change the Company’s profit for the year ended December 31, 2022 by $948
Foreign Customers [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	60.10%	50.80%	47.80%
Vale International S.A. [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	21.00%	23.40%	31.80%
YPF S.A. [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	13.20%	10.10%
Five largest customers [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	55.50%	53.60%	58.70%
Fair Value [member]
Disclosure of detailed information about financial instruments [line items]
Debt Instruments Held	$ 559,385	$ 558,376
Fair Value [member] | 2025 Notes [member]
Disclosure of detailed information about financial instruments [line items]
Debt Instruments Held	483,350	526,710
Fair Value [member] | 2022 BBVA Facility [member]
Disclosure of detailed information about financial instruments [line items]
Debt Instruments Held	22,530
Fair Value [member] | Santander Facility [member]
Disclosure of detailed information about financial instruments [line items]
Debt Instruments Held	4,125
Fair Value [member] | Six Liquid Barges [member]
Disclosure of detailed information about financial instruments [line items]
Debt Instruments Held	8,753	11,213
Fair Value [member] | Credit agreement for the acquisition of the 2020 Fleet [member]
Disclosure of detailed information about financial instruments [line items]
Debt Instruments Held	$ 10,000	$ 15,000